Summary of Significant Accounting Policies (Tables) - Spartacus Acquisition Corp [Member]	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of assets and liabilities that were measured at fair value on a recurring basis
Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market held in trust Account	5,071	5,071	__	__
U.S. Treasury Securities held in Trust Account	203,023,911	203,023,911	—	—
Cash and marketable securities held in Trust Account	$203,028,982	$203,028,982	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$11,200,000	$11,200,000	$—	$—

Warrant Liability – Private Placement Warrants	$11,812,500	$—	$—	$11,812,500

Description	June 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant Liability – Public Warrants	$12,400,000	$12,400,000	$—	$—

Warrant Liability – Private Placement Warrants	$12,425,000	$—	$—	$12,425,000
Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant Liability – Public Warrants	$11,200,000	$11,200,000	$—	$—

Warrant Liability – Private Placement Warrants	$11,812,500	$—	$—	$11,812,500

Schedule of fair value measurements for both the public and private placement
Public Warrants	At October 19, 2020 (Initial Measurement)
Stock Price	$9.46
Strike Price	$11.50
Term (in years)	7.0
Volatility (pre/post business combination)	10%/22%
Risk-free rate	0.3%
Dividend yield	0.0%
Redemption price	18.00
Fair value of warrants	$1.05
Private Placement Warrants	As of December 31, 2020	At October 19, 2020 (Initial Measurement)
Stock price	$10.06	$9.46
Strike price	$11.50	$11.50
Term (in years)	7.0	7.0
Volatility (pre/post business combination)	10%/25%	10%/22%
Risk-free rate	0.4%	0.3%
Dividend yield	0.0%	0.0%
Redemption Price	$—	$—
Fair value of warrants	$1.35	$1.09

	As of June 30, 2021	As of December 31, 2020
Private Placement Warrants
Stock price	$10.05	$10.06
Strike price	$11.50	$11.50
Term (in years)	5.3	6.3
Volatility (pre/post business combination)	12%/20%	10%/25%
Risk-free rate	0.9%	0.4%
Dividend yield	0.0%	0.0%
Probability of business combination	95%	85%
Redemption Price	$—	$—
Fair value of warrants	$1.42	$1.35

Schedule of changes in fair value of warrant liabilities
	Private Placement	Public	Warrant Liabilities
Fair value as of August 20, 2020	$—	$—	$—
Initial measurement on October 19, 2020	9,537,500	10,500,000	20,037,500
Change in valuation inputs or other assumptions	2,275,000	700,000	2,975,000

Fair value as of December 31, 2020	$11,812,500	$11,200,000	$23,012,500

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$11,812,500	$11,200,000	$23,012,500
Change in fair value of warrant liability	612,500	1,200,000	1,812,500

Fair value as of June 30, 2021	$12,425,000	$12,400,000	$24,825,000

Schedule of weighted average number of non-redeemable
For the Year ended December 31, 2020
Common stock subject to possible redemption
Numerator: Net income allocable to Class A common stock subject to possible redemption
Amortized Interest income on marketable securities held in trust	$24,142
Less: interest available to be withdrawn for payment of taxes	(24,142)
Net income allocable to Class A common stock subject to possible redemption	$—
Denominator: Weighted-Average Redeemable Class A common stock
Redeemable Class A Common Stock, Basic and Diluted	8,663,166
Basic and Diluted net income per share, Redeemable Class A Common Stock	$0.00

Non-Redeemable Common Stock
Numerator: Net Income minus Redeemable Net Earnings
Net Loss	$(3,733,764)
Redeemable Net Earnings	—
Non-Redeemable Net Loss	$(3,733,764)
Denominator: Weighted-Average Non-Redeemable Common Stock
Basic and diluted weighted-average shares outstanding, common stock	6,546,624
Basic and diluted net loss per share, common stock	$(0.57)

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Common stock subject to possible redemption
Numerator: Net loss allocable to Class A common stock subject to possible redemption
Amortized Interest income on marketable securities held in trust	$11,731	$35,814
Less: interest available to be withdrawn for payment of taxes	(11,731)	(35,814)
Net income allocable to Class A common stock subject to possible redemption	$—	$—
Denominator: Weighted Average Redeemable Class A common stock
Redeemable Class A Common Stock, Basic and Diluted	17,234,885	16,948,707
Basic and Diluted net income per share, Redeemable Class A Common Stock	$0.00	$0.00

Non-Redeemable Common Stock
Numerator: Net income minus redeemable net earnings
Net loss	$(10,283,681)	$(4,441,634)
Redeemable net earnings	—	—
Non-redeemable net income	$(10,283,861)	$(4,441,634)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, common stock	7,765,115	8,051,293
Basic and diluted net loss per share, common stock	$(1.32)	$(0.55)